Property and Equipment, Net (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 12,927	$ 8,926	$ 46,946	$ 73,894	$ 15,184
Gain of disposed vehicles			$ 33,246
Gain of disposed building				$ 137,624